Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Accounts Receivable From Subscribers and Distributors Included in Impairments of Trade Receivables (Detail) - Receivable from subscribers and distributors [member] - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 39,480,909	$ 40,798,025
1 - 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	3,948,091	4,079,803
Greater than 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 35,532,818	$ 36,718,222